Financial Instruments - Valuation Approach Applied to Each Class of Security (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash	$ 3,599		$ 6,681	$ 3,866
Adjusted Cost	6,872		16,258	7,890
Unrealized Gains	2,212		0	0
Unrealized Losses	0		(304)	(1,315)
Fair Value	9,084		15,954	6,575
Cash and Cash Equivalents	3,691		12,773	3,872
Long-Term Notes Receivables and Other Assets, net	5,393		3,181	2,703
Available-for-sale securities, gross unrealized gain (loss)	2,200	$ 300	(300)	(1,300)	$ 1,000
Privately Held Company | Convertible Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cost method investments	3,000
Level 1:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjusted Cost	3,273		9,577	4,024
Unrealized Gains	2,212		0	0
Unrealized Losses	0		(304)	(1,315)
Fair Value	5,485		9,273	2,709
Cash and Cash Equivalents	92		6,092	6
Long-Term Notes Receivables and Other Assets, net	5,393		3,181	2,703
Money market funds | Level 1:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjusted Cost	92		6,092	6
Unrealized Gains	0		0	0
Unrealized Losses	0		0	0
Fair Value	92		6,092	6
Cash and Cash Equivalents	92		6,092	6
Long-Term Notes Receivables and Other Assets, net	0		0	0
Corporate securities | Level 1:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjusted Cost	3,181		3,485	4,018
Unrealized Gains	2,212		0	0
Unrealized Losses	0		(304)	(1,315)
Fair Value	5,393		3,181	2,703
Cash and Cash Equivalents	0		0	0
Long-Term Notes Receivables and Other Assets, net	$ 5,393		$ 3,181	$ 2,703